SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payable	$ 124,742	$ 38,633
Other payables	61,077	37,292
Accrued operating expenses	252,379	363,690
Deferred income	3,014	1,408
Sales and services tax payable	2,655
Total	$ 443,867	$ 441,023